Accounts Payable and Accrued Liabilities (Tables)	6 Months Ended
Jun. 30, 2014
Accounts payable and accrued liabilities [Abstract]
Schedule of accounts payable and accrued liabilities
	June 30, 2014 $	December 31, 2013 $	December 31, 2012 $

Trade payables	244,906	140,457	677,615
Payable to related parties (note 10)	54,960	109,030	447,777

	299,866	249,487	1,125,392